Note 24 - Assets and Liabilities Associated With Assets Held for Sale (Details Textual) - USD ($) $ in Thousands	Sep. 28, 2023	Dec. 31, 2023
Statement Line Items [Line Items]
Total non-current assets or disposal groups classified as held for sale or as held for distribution to owners		$ 13,519
Blanket Mine [member]
Statement Line Items [Line Items]
Total non-current assets or disposal groups classified as held for sale or as held for distribution to owners	$ 13,519	$ 13,519
Blanket Mine [member] | Non-current assets or disposal groups classified as held for sale [member]
Statement Line Items [Line Items]
Impairment loss	$ 0